March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 80.3%
BlackRock Real Estate Securities Fund	773,345	$ 11,894,055
BlackRock Tactical Opportunities Fund, Class K(b)	1,130,700	18,543,480
Diversified Equity Master Portfolio	$154,608,187	154,608,187
International Tilts Master Portfolio	$57,277,698	57,277,698
iShares Core MSCI Emerging Markets ETF	495,495	34,560,776
iShares Core MSCI International Developed Markets ETF(c)	143,871	12,023,299
iShares Global Infrastructure ETF	54,206	3,631,802
iShares MSCI Canada ETF(c)	41,080	2,250,773
iShares MSCI EAFE Small-Cap ETF(c)	113,579	8,905,729
		303,695,799
Fixed-Income Funds — 13.5%
BlackRock Diversified Fixed Income Fund, Class K	3,501,427	32,773,353
iShares 0-5 Year TIPS Bond ETF	230	23,789
iShares Broad USD Investment Grade Corporate Bond ETF	352,971	18,082,704
		50,879,846

Security	Shares	Value
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(a)(d)(e)	22,571,677	$ 22,576,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(a)(d)	20,837,757	20,837,757
		43,413,948
Total Investments — 105.3% (Cost: $358,311,031)		397,989,593
Liabilities in Excess of Other Assets — (5.3)%		(19,896,193)
Net Assets — 100.0%		$ 378,093,400

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 33,396,052	$ —	$ (10,816,033)(a)	$ (1,180)	$ (2,648)	$ 22,576,191	22,571,677	$ 15,427 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,123,888	—	(9,286,131)(a)	—	—	20,837,757	20,837,757	254,770	—
BlackRock Diversified Fixed Income Fund, Class K	32,775,670	382,195	—	—	(384,512)	32,773,353	3,501,427	382,278	—
BlackRock Real Estate Securities Fund	12,929,278	1,401,003	(3,020,000)	(12,535)	596,309	11,894,055	773,345	—	—
BlackRock Tactical Opportunities Fund, Class K	19,112,763	—	(1,232,501)	27,806	635,412	18,543,480	1,130,700	—	—
Diversified Equity Master Portfolio	157,567,568	4,921,356 (a)(c)	—	5,306,831	(13,187,568)	154,608,187	$154,608,187	2,319,986	—
International Tilts Master Portfolio	57,990,771	—	(697,018)(a)(c)	2,717,457	(2,733,512)	57,277,698	$57,277,698	862,979	—
iShares 0-5 Year TIPS Bond ETF	23,550	—	—	—	239	23,789	230	—	—
iShares Broad USD Investment Grade Corporate Bond ETF	16,595,805	1,696,556	—	—	(209,657)	18,082,704	352,971	133,843	—
iShares Core MSCI Emerging Markets ETF	34,794,349	1,954,061	(3,851,047)	774,324	889,089	34,560,776	495,495	—	—
iShares Core MSCI International Developed Markets ETF	11,866,480	—	—	—	156,819	12,023,299	143,871	—	—
iShares Global Infrastructure ETF	1,753,914	1,716,879	—	—	161,009	3,631,802	54,206	—	—
iShares MSCI Canada ETF	2,215,444	—	—	—	35,329	2,250,773	41,080	—	—
iShares MSCI EAFE Small-Cap ETF	8,362,076	2,044,057	(1,415,521)	139,893	(224,776)	8,905,729	113,579	—	—
				$ 8,952,596	$ (14,268,467)	$ 397,989,593		$ 3,969,283	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	15	06/11/26	$ 3,417	$ 67,581
E-mini Russell 2000 Index	77	06/18/26	9,672	20,612
Micro E-mini S&P 500 Index	757	06/18/26	24,870	(593,215)
S&P 500 E-Mini Index	9	06/18/26	2,957	(37,335)
S&P/TSE 60 Index	24	06/18/26	6,583	55,817
Euro Stoxx 50 Index	1	06/19/26	64	(2,314)
MSCI Emerging Markets Index	34	06/19/26	2,473	(19,665)
				(508,519)
Short Contracts
NASDAQ 100 E-Mini Index	24	06/18/26	11,479	410,537
Ultra U.S. Treasury Bond	141	06/18/26	16,400	554,978
MSCI EAFE Index	11	06/19/26	1,596	(6,073)
				959,442
				$ 450,923
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,741,656	AUD	5,324,472	Bank of America N.A.	06/17/26	$ 72,114
USD	3,840,200	AUD	5,487,338	Morgan Stanley & Co. International PLC	06/17/26	58,414
USD	887,308	CAD	1,200,000	Morgan Stanley & Co. International PLC	06/17/26	21,809
USD	11,694	EUR	10,000	Barclays Bank PLC	06/17/26	95
USD	1,042,884	JPY	163,929,000	Morgan Stanley & Co. International PLC	06/17/26	3,376
USD	2,304,222	JPY	358,532,000	Morgan Stanley & Co. International PLC	06/17/26	30,695
						186,503
AUD	17,447,514	USD	12,316,636	Goldman Sachs International	06/17/26	(292,086)
CAD	8,359,994	USD	6,145,338	JPMorgan Chase Bank N.A.	06/17/26	(115,699)
CAD	10,622,158	USD	7,808,228	JPMorgan Chase Bank N.A.	06/17/26	(147,006)
JPY	100,678,000	USD	638,634	Barclays Bank PLC	06/17/26	(213)
JPY	4,940,829,819	USD	31,752,803	Barclays Bank PLC	06/17/26	(421,962)
USD	877,588	AUD	1,277,000	Goldman Sachs International	06/17/26	(2,500)
USD	781,878	JPY	123,654,000	Morgan Stanley & Co. International PLC	06/17/26	(2,238)
						(981,704)
						$ (795,201)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 91,809,914	$ —	$ —	$ 91,809,914
Fixed-Income Funds	50,879,846	—	—	50,879,846
Money Market Funds	43,413,948	—	—	43,413,948
	$186,103,708	$—	$—	186,103,708
Investments Valued at NAV(a)				211,885,885
				$ 397,989,593
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 486,966	$ 67,581	$ —	$ 554,547
Foreign Currency Exchange Contracts	—	186,503	—	186,503
Interest Rate Contracts	554,978	—	—	554,978
Liabilities
Equity Contracts	(658,602)	—	—	(658,602)
Foreign Currency Exchange Contracts	—	(981,704)	—	(981,704)
	$383,342	$(727,620)	$—	$(344,278)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s